Filed with the Securities and Exchange Commission on March 7, 2014

1933 Act Registration File No. 333-182417

1940 Act File No. 811-22718

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

[  ] Pre-Effective Amendment No.

[ X ] Post-Effective Amendment No. 24

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

[ X ] Amendment No. 27

(Check appropriate box or boxes.)

TWO ROADS SHARED TRUST

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Suite 2

Omaha, NE  68130

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:

402-895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and. Address of Agent for Service)

Copy to:

Robert Robertson Dechert LLP 2010 Main Street, Suite 500 Irvine, CA 92614 (949) 442-6037 (phone) (949) 442-6010 (fax)	Richard A. Malinowski Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788 (631) 470-2734 (phone)

It is proposed that this filing will become effective (check appropriate box)

[   ]   immediately upon filing pursuant to paragraph (b)

[X]   on April 1, 2014 pursuant to paragraph (b)

[   ]   60 days after filing pursuant to paragraph (a)(l)

[   ]   on (date) pursuant to paragraph (a)(l)

[   ]   75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

[   ]   as soon as practicable after the effective date of this registration statement

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 24 to the Trust’s Registration Statement is being  filed  pursuant  to Rule 485 (b)(1)(iii) for the sole  purpose of  designating April 1, 2014 as the new effective date upon which the Trust’s Post-Effective Amendment No. 22 shall become effective.

Post-Effective Amendment No. 22 was filed on February 7, 2014 for the sole purpose of designating March 10, 2014 as the new effective date upon which Post-Effective Amendment No. 19 would become effective.  Post-Effective Amendment No. 19 to the Trust’s Registration Statement relates to the Dynamic Total Return Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940 filed on November 27, 2013 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 7th day of March, 2014.

Two Roads Shared Trust

By:

Andrew Rogers*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mark D. Gersten*	_________________________ Trustee & Chairman	March 7, 2014
Mark Garbin*	_________________________ Trustee	March 7, 2014
Neil M. Kaufman*	_________________________ Trustee	March 7, 2014
Anita K. Krug*	_________________________ Trustee	March 7, 2014
Andrew Rogers*	_________________________ President and Principal Executive Officer	March 7, 2014
James Colantino*	_________________________ Treasurer and Principal Financial Officer	March 7, 2014

*By:  /s/ James Ash

James P. Ash

Attorney-in-fact